OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - USD ($)																	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Dec. 22, 2016	Dec. 16, 2016	Nov. 23, 2016	Oct. 28, 2016	Sep. 19, 2016	Aug. 30, 2016	Jun. 01, 2016	Nov. 18, 2015	Oct. 23, 2015	May 11, 2015	Jan. 09, 2013	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)		$ 1.37
Share-based Compensation																	$ 560,746	$ 1,119,319		$ 5,999,750	$ 7,968,036
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.50													$ 1.50	$ 2.61
Class of Warrant or Rights, Granted (in Shares)		630,000											100,000	33,334	374,641	1,330,627	1,330,038			2,049,504	3,728,479
Warrant, Expriation Date		Mar. 15, 2020
Fair Value Assumptions, Expected Volatility Rate		105.22%															165.00%		141.00%
Fair Value Assumptions, Risk Free Interest Rate		1.599%
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)	$ 1.45																$ 1.45			$ 1.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	$ 42,984	697,649		$ 2,801,948	$ 4,471,603
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 243,528																243,528	310,817		$ 310,817	1,782,575
Restricted Stock [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation																	64,013	50,084
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 31,049																$ 31,049
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																	5 months
Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrants Exchanged (in Shares)																	38,572
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.10																$ 2.10			$ 2.10
Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50												1.50			1.50
Class of Warrant or Rights, Granted (in Shares)	157,250	630,000	197,159	300,628	45,001
Warrant, Expriation Date	Mar. 31, 2020	Mar. 15, 2020	Mar. 10, 2020	Feb. 10, 2020
Warrants, Fair Value of Warrants, Granted		$ 543,927
Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.95																$ 1.95			$ 1.95
Warrant [Member] | Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)												$ 2.10
Class of Warrant or Rights, Granted (in Shares)												38,572
Warrant, Expriation Date												Jun. 01, 2019
Warrant [Member] | Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation																		$ 36,405		$ 56,931	$ 104,505
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.95	$ 1.95
Class of Warrant or Rights, Granted (in Shares)						115,000	456,668	50,002	173,284	35,000	152,513
Warrant, Expriation Date										Sep. 19, 2019	Aug. 30, 2019